Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Income (loss) for the year		$ 164.3	$ (203.5)	$ (43.5)
ADJUSTMENT TO NET INCOME FOR ITEMS NOT AFFECTING CASH
Depreciation and amortization expenses		241.7	210.3	208.6
Realization of government grants			(0.5)	(3.0)
Realization of contribution from suppliers		(29.8)	(21.1)	(10.1)
EVE transaction			239.2
(Gain) and loss on shareholding		5.9	(1.4)
Reversal of impairment losses of inventories		(4.8)	(16.5)	(76.0)
Adjustment to fair value - Financial investments		(0.4)	(1.7)	(39.1)
Expect credit (losses) reversal		(10.2)	17.4	(13.0)
(Gain) loss on disposal of fixed assets	[1]	(29.3)	41.1	31.6
Income tax and social contribution		(43.6)	(87.5)	38.4
Accrued interest		189.7	201.0	227.6
Interest on marketable securities, net		(7.0)	(9.8)	(2.4)
Equity in associates gains and losses		(10.2)	(8.5)	(1.1)
Foreign exchange gain (loss), net		7.1	(24.8)	(21.4)
Fair value adjustment of residual value guarantees				(51.5)
Other provisions		(7.3)	38.7	32.3
Non-controlling interests			18.1	(1.2)
Other		5.0	2.9	(0.3)
CHANGES IN ASSETS
Financial investments		22.9	181.3	(41.7)
Derivative financial instruments		21.2	(5.6)	5.4
Accounts receivable		(4.6)	(1.1)	13.9
Contract assets		(4.6)	75.2	(119.3)
Customer and commercial financing		6.6	(87.5)	11.4
Inventories		(287.1)	(294.3)	474.4
Other assets		(112.4)	10.5	(40.4)
CHANGES IN LIABILITIES
Trade accounts payable and Trade accounts payable - Supplier finance		50.2	257.6	4.7
Other payables		72.1	(3.5)	(39.1)
Contract liabilities		576.8	450.8	216.8
Taxes and payroll charges payable		98.6	39.1	24.4
Financial guarantees		(3.0)	(15.7)	(55.0)
Unearned income		2.8	(15.0)	13.8
Income tax and social contribution paid		(120.8)	(50.2)	(22.5)
Interest paid		(172.8)	(183.7)	(207.4)
NET CASH GENERATED IN OPERATING ACTIVITIES		617.0	751.3	515.3
INVESTING ACTIVITIES
Acquisition of property, plant and equipment		(238.7)	(136.2)	(101.7)
Proceeds from sale of property, plant and equipment		19.3	5.4	3.6
Additions to intangible assets		(192.1)	(119.8)	(166.5)
Additions to investments in subsidiaries and affiliates, net of cash acquired		(24.0)	(0.4)	(0.8)
Investment sale		41.2	158.2
Acquisition of non controlling interest				(3.8)
Financial investments		1.4	(17.6)	135.9
Loans granted to jointly controlled entity		(60.5)
Dividends received		5.8	0.9	1.7
NET CASH USED IN INVESTING ACTIVITIES		(447.6)	(109.5)	(131.6)
FINANCING ACTIVITIES
Proceeds from borrowings		2,000.7	145.4	60.4
Repayment of borrowings		(2,331.9)	(961.8)	(478.2)
Capital increase		9.5
Dividends and interest on own capital		(13.4)
Receipt in the offering of subsidiary shares			207.0
Costs in the offering of subsidiary shares			(47.9)
Repurchases of common shares				(2.5)
Lease payments		(13.6)	(11.9)	(10.3)
NET CASH USED IN FINANCING ACTIVITIES		(348.7)	(669.2)	(430.6)
DECREASE IN CASH AND CASH EQUIVALENTS		(179.3)	(27.4)	(46.9)
Effects of exchange rate changes on cash and cash equivalents		(10.0)	4.4	2.4
Cash and cash equivalents at the beginning of the year		1,815.6	1,838.6	1,883.1
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR		$ 1,626.3	$ 1,815.6	$ 1,838.6

[1]	Fixed assets comprise property, plant and equipment, intangible, right of use and investments.